STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating and formation expenses	$ 630,844			$ 169,341			$ 2,241,314	$ 672,587	$ 1,043,627	$ 1,443,062
Loss from operations	(630,844)			(169,341)			(2,241,314)	(672,587)	(1,043,627)	(1,443,062)
Other income (expense):
Income from cash and investments held in the Trust Account	349,967			646,119			1,039,879	4,127,169	4,724,941	3,212,946
Interest income (expense) on operating account				6			(68)	94	94	919
Gain on forfeiture of deferred underwriting fee payable								336,985	336,985
Change in fair value of derivative warrant liabilities	0						(1,119,000)	(186,500)	0	7,516,000
Total other income (expense), net	349,967			646,125			(79,189)	4,277,748	5,062,020	10,729,865
Net (loss) income	$ (280,877)	$ (1,317,884)	$ (721,742)	$ 476,784	$ 1,670,358	$ 1,458,019	$ (2,320,503)	$ 3,605,161	$ 4,018,393	$ 9,286,803
Class A Redeemable
Other income (expense):
Weighted average shares outstanding - basic	2,846,071			4,663,721			2,846,071	11,581,804	9,753,411	23,000,000
Weighted average shares outstanding - diluted	2,846,071			4,663,721			2,846,071	11,581,804	9,753,411	23,000,000
Net (loss) income per share - basic	$ (0.03)			$ 0.05			$ (0.27)	$ 0.21	$ 0.26	$ 0.32
Net (loss) income per share - diluted	$ (0.03)			$ 0.05			$ (0.27)	$ 0.21	$ 0.26	$ 0.32
Class A (non-redeemable) and Class B
Other income (expense):
Weighted average shares outstanding - basic	5,750,000			5,750,000			5,750,000	5,750,000	5,750,000	5,750,000
Weighted average shares outstanding - diluted	5,750,000			5,750,000			5,750,000	5,750,000	5,750,000	5,750,000
Net (loss) income per share - basic	$ (0.03)			$ 0.05			$ (0.27)	$ 0.21	$ 0.26	$ 0.32
Net (loss) income per share - diluted	$ (0.03)			$ 0.05			$ (0.27)	$ 0.21	$ 0.26	$ 0.32